Retirement benefit obligations - Schedule of Maturity Analysis of Benefits Expected To Be Paid (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Within 12 months
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	£ 1,697	£ 1,409
Between 1 and 2 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	1,513	1,464
Between 2 and 5 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	4,886	4,678
Between 5 and 10 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	9,159	8,930
Between 10 and 15 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	9,176	9,296
Between 15 and 25 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	16,882	17,479
Between 25 and 35 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	12,343	12,720
Between 35 and 45 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	6,121	6,138
In more than 45 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	£ 1,595	£ 1,685